Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Unrecognized tax benefits–beginning of period	$ 380	$ 380
Tax position changes-current period	$ (380)	0
Unrecognized tax benefits–end of period		380
Interest and penalties–end of period		27
Total liabilities related to uncertain tax positions		$ 407